General Information and Reorganization Transaction - Additional Information (Details) - USD ($)		12 Months Ended
	Jul. 02, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 20, 2021	Sep. 02, 2021	Jun. 25, 2021	Jun. 24, 2021	Apr. 30, 2021	Feb. 26, 2021	Apr. 30, 2020
Disclosure of reclassifications or changes in presentation [line items]
Number of shares outstanding					102,952,766					20
Number of shares issued					102,952,766	3,367,409	19,111,119	80,000,000
Percentage of shares acquire							95.65%
Conversion of stock shares exchanged				102,478,548
Accumulated deficit		$ 6,336,966	$ 4,628,139
Net loss		$ 1,749,870	$ 672,915
Class A Shares
Disclosure of reclassifications or changes in presentation [line items]
Conversion of stock shares exchanged				2,556,575
Class B Shares
Disclosure of reclassifications or changes in presentation [line items]
Conversion of stock shares exchanged				7,026,759
Virax Biolabs Group Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Sep. 02, 2021
Virax Biolabs (UK) Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Aug. 19, 2021
Virax Biolabs HKCo Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Apr. 14, 2020
Virax Immune T- Cell Medical Device Company Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Jan. 16, 2017
Virax Biolabs Pte. Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		May 04, 2013
Number of shares issued			621,795						581,083
Virax Biolabs Limited
Disclosure of reclassifications or changes in presentation [line items]
Percentage of capital owned	95.65%
Third Party Shareholders
Disclosure of reclassifications or changes in presentation [line items]
Percentage of capital owned	4.35%
Logico Bioproduct Corp
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Jan. 21, 2011
Shanghai Xitu Consulting Co., Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Oct. 27, 2017